SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 17, 2022	Jun. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net income			$ (10,519)	$ 2,119,760	$ 4,595,982	$ 6,237,488	$ 4,590,803
Adjustments to reconcile net income to cash provided by operating activities
Amortization of stock-based compensation					131,092	170,883	44,910
Changes in operating assets and liabilities:
Advance to suppliers, net			(160,908)	(3,353,433)	(11,510,450)	(407,022)	(399,262)
Prepaid expenses and other current assets			801,781	(3,595,458)	(2,170,541)	(265,446)	2,642
Net cash (used in) provided by operating activities			(1,884,173)	(2,177,992)	(651,912)	(187,121)	4,053,124
Cash flows from investing activities
Payment of acquisition deposit							(1,000,000)
Net cash used in investing activities			(693)	(18,101)	(1,185,665)	(3,055,651)	(7,443,745)
Cash flows from financing activities
Proceeds from exercise of stock options						140
Net cash provided by financing activities			2,511,853	1,914,916	1,155,247	2,261,516	5,352,682
Net (loss) income			(41,798)	2,102,656	4,552,682	6,242,424	4,609,453
Allowance for doubtful accounts			21,441			116	2,948
Depreciation and amortization			686,038	282,888	954,517	218,526	228,547
Inventory reserve			58,349	105,314	(5,812)	(138,354)	(312,532)
Deferred income tax			(11,345)	(25,749)	1,411	19,012	29,109
Amortization of operating lease right-of-use assets			115,882	114,179	228,552	150,978	58,147
Share-based compensation			1,009,836	35,000	218,304
Unrealized foreign currency exchange loss (gain)			2,747	(8,452)	(35,008)	(18,831)	45,124
Accounts receivable			(3,464,205)	(2,198,450)	2,081,376	(1,300,942)	(89,543)
Inventories			(498,736)	(124,601)	721,371	(157,709)	(209,011)
Accounts payable			(135,111)	100,386	833,547	(141,927)	(969,414)
Operating lease liabilities			(120,040)	(115,170)	(232,147)	(147,812)	(49,648)
Taxes payable			(224,459)	386,510	1,561,946	(3,632,922)	410,716
Deferred revenue			391,057	781,183	(80,176)	(875,295)	684,030
Accrued expenses and other current liabilities			(314,702)	3,335,205	2,097,424	97,925	(33,092)
Purchase of property and equipment			(693)	(15,131)	(61,906)	(27,695)	(51,878)
Capital expenditures on construction-in-progress				(2,970)	(460,125)	(4,708,138)	(4,432,941)
Net proceeds from issuance of ordinary shares	$ 2,000,000.0	$ 11,300,000		2,200,000	2,027,544		11,271,480
Proceeds from short-term loans			3,619,267	259,767	2,879,809	2,631,890	1,257,225
Proceeds from long-term loans			854,514		1,132,803	578,343	1,245,871
Repayment of short-term loans			(1,534,052)	(79,165)	(2,728,836)	(40,780)	(2,563,433)
Repayment of long-term loans			(508,629)	(437,412)	(2,143,046)	(637,147)	(2,522,101)
Proceeds from (repayment of) borrowings from related parties			80,752	(1,038)	13,482	(96,969)	(2,262,378)
Repayment of capital lease				(27,236)
Effect of changes of foreign exchange rates on cash			(21,858)	(17,412)	(45,780)	(81,750)	(111,300)
Net (decrease) increase in cash			605,128	(298,589)	(728,110)	(1,063,006)	1,850,761
Cash, beginning of year			112,751	840,861	840,861	1,903,867	53,106
Cash, end of year			717,879	542,272	112,751	840,861	1,903,867
Supplemental disclosure of cash flow information
Cash paid for interest expense			143,747	178,557	238,224	446,884	417,266
Cash paid for income tax				500,251	478,683	2,290,393	2,411
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services			24,000	35,000			422,221
Right-of-use assets obtained in exchange for operating lease obligations				458,181		546,323	257,564
Parent Company [Member]
Cash flows from operating activities
Net income					4,595,982	6,237,488	4,590,803
Adjustments to reconcile net income to cash provided by operating activities
Equity in earnings of subsidiaries and VIEs					(5,442,910)	(7,209,698)	(4,659,512)
Amortization of stock-based compensation					131,092	170,883	44,910
Changes in operating assets and liabilities:
Advance to suppliers, net					(1,596,032)	597,475
Prepaid expenses and other current assets					65,669	(40,148)	(2,600)
Net cash (used in) provided by operating activities					(2,027,898)	(244,000)	(26,399)
Cash flows from investing activities
Payment of acquisition deposit							(1,000,000)
Net cash used in investing activities							(1,000,000)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares					2,027,544		11,271,480
Proceeds from exercise of stock options						140
Cash lent to subsidiaries and VIE							(10,000,000)
Net cash provided by financing activities					2,027,544	140	1,271,480
CHANGES IN CASH					(354)	(243,860)	245,081
CASH beginning of year			$ 867	$ 1,221	1,221	245,081
CASH, end of year					$ 867	$ 1,221	$ 245,081